CAPITAL STOCK (Tables)	3 Months Ended
Mar. 31, 2023
CAPITAL STOCK
Schedule Of Capital Stock
	Number of Proportionate Voting Shares	Number of common shares	Amount
Balance as of December 31, 2021	-	244,381,900	$36,218,116

Private placements	-	59,855,285	6,162,534
Share issue costs	-	-	(64,834)
RSUs exercised	-	3,304,281	1,059,342
Conversion from Common to Proportionate Voting Shares	150,000	(15,000,000)	-

Balance as of December 31, 2022	150,000	292,541,466	$43,375,158

Contingent consideration on acquisition of Cut+Sew (Note 11)	-	1,421,418	131,184
Issued for debt	-	441,025	66,154
RSUs exercised	-	4,808,966	523,029

Balance as of March 31, 2023	150,000	299,212,875	$44,095,525